UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	93	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

~~DREMAN CONTRARIAN LARGE CAP VALUE FUND~~

~~DREMAN CONTRARIAN MID CAP VALUE FUND~~

DREMAN CONTRARIAN SMALL CAP VALUE FUND

I SHARES

PROSPECTUS

~~February 28,~~_________, 2007

Dreman Value Management, LLC

520 East Cooper Avenue

Suite 230-4

Aspen, CO 81611

(800) 247-1014

This Prospectus describes the Fund’s Class I shares. The Fund currently offers another share class with a different fee structure and sales charge which affects performance.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DREMAN CONTRARIAN ~~LARGE CAP VALUE FUND~~	~~1~~
~~Risk/Return Summary~~	~~1~~
~~How has the Fund performed in the past~~	~~2~~
~~DREMAN CONTRARIAN MID CAP VALUE FUND~~	~~4~~
~~Risk/Return Summary~~	~~4~~
~~How has the Fund performed in the past~~	~~5~~
~~DREMAN CONTRARIAN~~ SMALL CAP VALUE FUND	~~7~~1
Risk/Return Summary	~~7~~1
How has the Fund performed in the past	~~9~~2
FEES AND EXPENSES OF INVESTING IN THE ~~FUNDS~~FUND	10
GENERAL INVESTMENT STRATEGIES AND RELATED RISKS	11
HOW TO BUY SHARES	12
HOW TO REDEEM SHARES	15
DETERMINATION OF NET ASSET VALUE	18
DIVIDENDS, DISTRIBUTIONS AND TAXES	18
MANAGEMENT OF THE ~~FUNDS~~FUND	20
FINANCIAL HIGHLIGHTS	23
PRIVACY POLICY	26
FOR MORE INFORMATION	BACK COVER

DREMAN CONTRARIAN SMALL CAP VALUE FUND

Risk/Return Summary

Investment Objective

The investment objective of the Dreman Contrarian Small Cap Value Fund (the “~~Small Cap~~ Fund”) is long-term capital appreciation.

Principal Strategies

The ~~Small Cap~~ Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The ~~Small Cap~~ Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $80 million to $3.4 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the ~~Small Cap~~ Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days’ notice to ~~Small Cap~~ Fund shareholders. The ~~Small Cap~~ Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). Small capitalization companies in which the ~~Small Cap~~ Fund may invest include closed-end funds that invest primarily in small capitalization companies. The ~~Small Cap~~ Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The ~~Small Cap~~ Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The ~~Small Cap~~ Fund also may purchase or sell (write) options on index futures. The ~~Small Cap~~ Fund intends to remain substantially invested in equity securities. However, the ~~Small Cap~~ Fund may invest in fixed income securities if the advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the ~~Small Cap~~ Fund

•

Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the ~~Small Cap~~ Fund’s overall performance may suffer.

•	Small Cap Risk. To the extent the ~~Small Cap~~ Fund invests in smaller capitalization companies, the ~~Small Cap~~ Fund will be subject to additional risks. These include:

•  The earnings and prospects of smaller companies are more volatile than larger companies.

•	Smaller companies may experience higher failure rates than do larger companies.

•  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•  Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the ~~Small Cap~~ Fund’s investments in a foreign country.

•

Derivatives Risk. Options and futures in the ~~Small Cap~~ Fund’s portfolio involve higher risk and may subject the ~~Small Cap~~ Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the ~~Small Cap~~ Fund.

•

Sector Risk. To the extent that the ~~Small Cap~~ Fund focuses in one or more sectors, factors affecting those sectors could affect ~~Small Cap~~ Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

•

Closed-End Fund Risk. When the ~~Small Cap~~ Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the ~~Small Cap~~ Fund will incur higher expenses, many of which may be duplicative. In addition, the ~~Small Cap~~ Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The ~~Small Cap~~ Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

•	The Fund is not a complete investment program. As with any mutual fund investment, the ~~Small Cap~~ Fund’s returns will vary and you could lose money.

Is the Fund right for you?

The ~~Small Cap~~ Fund may be a suitable investment for:
•	long-term investors seeking a fund with a long-term capital appreciation investment strategy
•	investors willing to accept greater price fluctuations associated with investments in smaller companies
•	investors who can tolerate the greater risks associated with small company stock

How has the Fund performed in the past

The bar chart and performance table below show the variability of the ~~Small Cap~~ Fund’s returns, which is one indicator of the risks of investing in the ~~Small Cap~~ Fund. The chart shows changes in the ~~Small Cap~~ Fund’s returns and the table shows how the ~~Small Cap~~ Fund’s average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the ~~Small Cap~~ Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

Year-by-Year Annual Total Return

of Small Cap Fund – Class R Shares

(for the periods ended December 31st (1))

1 The information in the bar chart above relates to the performance returns of Fund’s Class R shares, which are not offered in this prospectus. Class I shares would have had similar returns because both Class I and R shares are invested in the same portfolio of securities, and the annual returns of the two classes will differ only to the extent that the classes have different expenses.

During the period shown in the bar chart above, the highest return for a quarter was 18.42% (quarter ending March 31, 2006) and the lowest return for a quarter was -0.87% (quarter ending September 30, 2006).

AVERAGE ANNUAL TOTAL RETURN

(for the periods ended December 31, 2006)

The ~~Small Cap~~ Fund – Class R Shares¹	1 Year	Since Inception (December 31, 2003)
Return Before Taxes	30.70%	22.07%
Return After Taxes on Distributions~~¹~~[2]	30.59%	21.73%
Return After Taxes on Distributions and Sale of Fund Shares~~¹~~[2]	18.76%	19.03%
Russell 2000 Value Index~~[2]~~[3] (index reflects no deduction for fees, expenses, or taxes)	23.48%	15.83%

¹ The information above relates to the performance returns of Fund’s Class R shares, which are not offered in this prospectus. Class I shares would have had similar returns because both Class I and R shares are invested in the same portfolio of securities, and the annual returns of the two classes will differ only to the extent that the classes have different expenses.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

~~2~~3 The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is representative of a broader market and range of securities than is found in the ~~Small Cap~~ Fund’s portfolio.

FEES AND EXPENSES OF INVESTING IN THE ~~FUNDS~~FUND

The tables describe the fees and expenses that you may pay if you buy and hold Class I shares of ~~a~~the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee~~[1,2]~~[1]	1.00%
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%
Distribution (12b-1) Fees~~[3]~~	NONE
Other Expenses[2]	~~2.29~~ 0.47%
Fees and Expenses of Acquired Funds~~[4]~~[2]	0.06%
Total Annual Fund Operating Expenses (Before Waiver)~~[4]~~[2]	~~3.55~~ 1.42%
Fee Waiver~~[5]~~[4]	~~(1.74~~(0.11%)
Net Expenses~~[3,6]~~[5]	~~1.81~~1.31%

1 A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

~~2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.~~

~~3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Net Expenses after waiver and reimbursement of 1.34%, 1.41% and 1.56% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time.~~

2 Estimated for the new Class I shares for the current fiscal year, assuming assets of about $12 million.

~~4~~ 3 Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the ~~Funds’~~Fund’s financial statements (or the Financial Highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the ~~Funds~~Fund, not the indirect fees and expenses of investing in underlying mutual funds acquired by the ~~Funds~~Fund (“Acquired Funds”). Excluding the Fees and Expenses of Acquired Funds, Total Annual Fund Operating Expenses are ~~1.55~~1.36% for the ~~Large Cap Fund, 1.65% for the Mid Cap Fund, and 1.75% for the Small Cap~~ Fund.

~~5~~4 The advisor contractually has agreed to waive its management fee and/or reimburse ~~certain operating~~the expenses ~~so that~~of the Fund, but only to the extent necessary to maintain Net Expenses~~,~~  with respect to the Class I shares of the Fund (excluding brokerage fees and commissions~~, 12b-1 fees,~~; borrowing costs, ~~(~~such as interest and dividends expense on securities sold short~~), taxes, extraordinary expenses, and any indirect expenses (~~; taxes; any indirect expenses, such as Fees and Expenses of Acquired Funds~~) do not exceed 1.30%, 1.40% and 1.50~~; and extraordinary expenses) at 1.25% of the average daily net assets of the ~~Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively~~Class I shares of Fund, through February ~~29, 2008.~~ 28, 2010. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the ~~applicable~~Class I shares of the Fund within the three fiscal years following the fiscal year in which that particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation set forth above.

~~6~~

5 Net Expenses of the ~~Large Cap~~ Fund are calculated as ~~1.59% of its~~1.31% of the average daily net assets of the Class I shares based on the advisor’s agreement to cap ~~certain operating expenses at 1.30%, plus 12b-1 Fees of 0.25%~~certain operating expenses with respect to the Class I shares at 0.06% and Fees and Expenses of Acquired Funds of ~~0.04%. Net Expenses of the Mid Cap Fund are calculated as 1.66% of its average daily net assets based on the advisor’s agreement to cap certain operating expenses at 1.40%, plus 12b-1 fees of 0.25% and Fees and Expenses of Acquired Funds of 0.01%. Net Expenses of the Small Cap Fund are calculated as 1.81% of its average daily net assets based on the advisor’s agreement to cap certain operating expenses at 1.50% plus 12b-1 fees of 0.25% and Fees and Expenses of Acquired Funds of 0.06%.~~0.06%.

Example:

Based on the costs above, this example helps you compare the expenses of ~~a~~the Fund’s shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-----------------------------------------------------------------------------------------------------------
1 Year	3 Years	5 Years	10 Years

-----------------------------------------------------------------------------------------------------------

$133	$829	$1,549	$3,459

-----------------------------------------------------------------------------------------------------------

~~-----------------------------------------------------------------------------------------------------------~~

~~Small Cap Fund~~	~~$184~~	~~$927~~	~~$1,692~~	~~$3,704~~

~~-----------------------------------------------------------------------------------------------------------~~

GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The ~~Funds~~Fund’s advisor is a deep value contrarian investor that focuses on finding bargains – temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the “cheapness” of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in ~~a~~the Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for ~~a~~the Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of “overstaying,” or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. ~~Each~~The Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Options and Futures. ~~Each~~The Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. ~~Each~~The Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that ~~a~~the Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose ~~a~~the Fund to the effect of leverage, which could increase the Fund’s exposure to the market and increase potential losses. These losses could be greater than if it had not entered into these transactions.

Changes in Investment Objectives and Policies. The investment objective of ~~a~~the Fund may be changed without shareholder approval. As described above, ~~each~~the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in ~~large, mid, or~~ small capitalization companies~~, as implied by the Fund’s name~~. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

Temporary Defensive Measures. From time to time, ~~a~~the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, ~~a~~the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If ~~a~~the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, ~~a~~the Fund may not achieve its investment objective. ~~Each~~The Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FIDC Insured. An investment in ~~a~~the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DESCRIPTION OF SHARE CLASSES

The Fund has two classes of shares, Class R (Retail), and Class I (Institutional). Each share class represents an interest in the same portfolio of securities, but each class has its own expense structure and investment minimum, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, and the amount of your investment, the share classes available to you may vary. Only Class I shares are described in this Prospectus. To obtain the Prospectus relating to the Fund’s Class R shares, call Shareholder Services at 800-247-1014.

Class I shares are intended for high net worth individual investors and qualified institutions purchasing shares for their own account or for qualifying omnibus accounts, and are not subject to any 12b-1 fees. Qualified institutions include corporations, banks, insurance companies, trusts, endowments, foundations, qualified retirement plans, registered investment advisors and broker-dealers. The minimum initial purchase for Class I shares is $100,000, and subsequent investments are subject to a minimum of $1,000.

HOW TO BUY CLASS I SHARES

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The ~~minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The~~ advisor may, in its sole discretion, waive these minimums for ~~individual retirement accounts (IRAs) and~~existing clients of the advisor and other related parties, as well as in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•a completed and signed investment application form (which accompanies this Prospectus); and

•a check (subject to the minimum amounts) made payable to the ~~appropriate~~Class I shares of the Fund.

Mail the completed application and check to:

U.S. Mail:

Dreman Contrarian Small Cap Value ~~Funds~~Fund – I Shares

c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:

Dreman Contrarian Small Cap Value ~~Funds~~Fund – I Shares

c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

By Wire - You may also purchase shares of ~~a~~the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the ~~Funds~~Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but ~~a~~the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional Class I shares of ~~a~~the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name
-the name of your account(s)
-your account number(s)
-the name of the ~~appropriate~~ Fund and Class
-a check made payable to the ~~appropriate~~Class I shares of Fund

Checks should be sent to the ~~appropriate~~ Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. A bank wire should be sent as outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the ~~Funds~~Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the ~~Funds’~~Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of ~~a~~the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

~~Distribution Plan~~

~~Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund’s plan, the Fund can pay a fee of up to 0.25% of the Fund’s average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.~~

Other Purchase Information

~~Each~~The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the ~~appropriate~~ Fund. ~~Each~~The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The ~~Funds have~~Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on ~~their~~its behalf purchase and sell orders. ~~A~~The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the ~~Funds’~~Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of ~~a~~the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The ~~Funds do~~Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of ~~a~~the Fund’s net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from ~~a~~the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

Fund Policy on Market Timing – ~~Each~~The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a ~~redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing~~policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

~~If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds’ advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be “market-timers.” While each~~While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. ~~For example, omnibus~~ For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide ~~a~~the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  ~~The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the~~Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request,information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best ~~interest~~interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The ~~Funds have~~ Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may enforce its own market timing policy, including by imposing a short-term redemption fee.

By Mail - You may redeem any part of your account in ~~a~~the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:

Dreman Contrarian Small Cap Value ~~Funds~~Fund – I Shares

c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:

Dreman Contrarian Small Cap Value ~~Funds~~Fund – I Shares

c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The ~~Funds~~Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the ~~Funds~~Fund or the ~~Funds’~~Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in ~~a~~the Fund by calling Shareholder Services at 800-247-1014. The ~~Funds~~Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The ~~Funds~~Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the ~~Funds~~Fund, although neither the ~~Funds~~Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the ~~Funds~~Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the ~~Funds~~Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the ~~Funds incur~~Fund incurs certain fixed costs in maintaining shareholder accounts, ~~a~~the Fund may require you to redeem all of your Class I shares ~~in the Fund~~ on 30 days’ written notice if the value of your Class I shares in the Fund is less than $~~2,500~~100,000 due to redemptions (but excluding reductions in value due to market fluctuations), or such other minimum amount as the Fund may determine from time to time. You may elect to convert your Class I shares into Class R shares in order to avoid such redemption by notice to the Fund within the 30-day period. For more information about the Fund’s Class R shares, call Shareholder Services at 800-247-1014. You may also increase the value of your Class I shares ~~in a Fund~~ to the minimum amount within the 30-day period. All shares of ~~a~~the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on ~~a~~the Fund’s net asset value per share (“NAV”) for the applicable class. The NAV of each class is calculated for ~~each~~the Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). ~~The~~For each class, the NAV is calculated by dividing the value of ~~a Fund’s~~the total assets for that class (including interest and dividends accrued but not yet received) minus liabilities for that class (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after ~~a~~the Fund receives your order in proper form.

~~Each~~The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor pursuant to guidelines established by the Board of Trustees. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before ~~a~~the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of ~~a~~the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of ~~a~~the Fund’s NAV by short-term traders, or that ~~a~~the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. ~~Each~~The Fund typically distributes as dividends to its shareholders substantially all net investment income and any realized net capital gains. These distributions are automatically reinvested in the ~~applicable~~ Fund unless you request cash distributions on your application or through a written request. ~~Each~~The Fund expects that its distributions will consist primarily of net realized capital gains.

Taxes. Net investment income distributed by ~~a~~the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

~~Each~~The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when ~~a~~the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long ~~a~~the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If ~~a~~the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by ~~a~~the Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when ~~a~~the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to ~~a~~the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated income dividends paid by ~~a~~the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to “qualified dividend income” from the Fund’s investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that ~~a~~the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of ~~a~~the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of ~~a~~the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

If you are a non-corporate shareholder and if ~~a~~the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE ~~FUNDS~~FUND

Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the ~~Funds~~Fund. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of January 31, 2007, the advisor managed approximately $21.8 billion in assets.

For its advisory services, the advisor is paid a fee at the annual rate of ~~0.75%, 0.85% and~~ 0.95% of the average daily net assets of the ~~Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively.~~Fund. The advisor contractually has agreed to waive its fee and/or reimburse ~~certain Fund~~expenses of the Fund, but only to the extent necessary to maintain annual operating expenses ~~so that Net Expenses,~~ of the Class I shares of the Fund (excluding brokerage fees and commissions~~, 12b-1 fees,~~; borrowing costs, ~~(~~such as dividend expenses and interest on securities sold short~~),~~; taxes~~, extraordinary expenses, and~~; any indirect expenses, ~~(~~such as Fees and Expenses of Acquired Funds~~) do not exceed 1.30%, 1.40% and 1.50~~; and extraordinary expenses) at 1.25% of the average daily net assets of ~~the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007.~~ Class I shares the Fund, through February 28, 2010. Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation with respect to the Class I shares. During the fiscal year ended October 31, 2006, the advisor earned an annual fee equal to ~~0.75%, 0.85% and~~ 0.95% of the average daily net assets of the ~~Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively~~Class R shares of the Fund, and waived the entire amount (i.e., did not receive any fees) from ~~each~~the Fund pursuant to the contractual fee waiver/expense reimbursement agreement with ~~each~~the Fund in connection with such Class R shares.

A discussion of the factors that the Board of Trustees considered in approving the ~~Funds~~Fund’s management agreements is contained in the ~~Funds’~~Fund’s annual report to shareholders for the fiscal year ended October 31, 2006.

Portfolio Managers. The investment decisions for ~~each~~the Fund are made by members of the advisor’s Investment Policy Committee listed below as portfolio manager(s) for the ~~a~~ Fund. David N. Dreman ~~serves as portfolio manager for all Funds; F. James Hutchinson serves as portfolio manager for the Large Cap Fund; Mark Roach as portfolio manager for the Mid-Cap Fund and Small Cap Fund;~~, Mark Roach and E Clifton Hoover, Jr. each serves as portfolio manager for the ~~Large-Cap Fund and Small Cap~~ Fund. As portfolio managers, these members are primarily responsible for the day-to-day management of the Fund~~(s) which they manage~~, except that David N. Dreman has ultimate authority with respect to ~~each~~the Fund’s investment decisions.

David N. Dreman ~~(Portfolio Manager - all Funds)~~. Mr. Dreman serves as Chairman and Chief Investment Officer of the advisor. As Chairman of the advisor’s Investment Policy Committee, Mr. Dreman will make the final determination with respect to all investment decisions for the ~~Funds~~Fund. In addition to the Fund, Mr. Dreman also serves as portfolio manger to Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Large Cap Value Fund, Dreman Quantitative Large Cap, Value Fund Dreman Quantitative Mid Cap Value Fund, and Dreman Quantitative Small Cap Value Fund. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

~~F. James Hutchinson (Portfolio Manager - Large Cap Fund). Mr. Hutchinson is an Executive Vice President and Managing Director of the advisor. In addition to serving as a portfolio manager of the Large Cap Fund, he is also the Co-Portfolio Manager of the DWS Dreman High Return Equity Fund and the DWS Dreman Concentrated Value Fund. Prior to joining the advisor in August 2000, Mr. Hutchinson had over 30 years experience in finance and trust/investment management experience with The Bank of New York. In addition to several senior corporate banking assignments, Mr. Hutchinson was elected president of The Bank of New York (Delaware) in 1987 and president of The Bank of New York- NJ in 1995. In his role as Executive Vice President and Managing Director of the advisor, Mr. Hutchinson is responsible for marketing and administration, and is a member of the advisor’s Investment Policy Committee. Mr. Hutchinson graduated from Moravian College with a BA in Economics and has done graduate work at Pace University in New York.~~

Mark Roach ~~(Portfolio Manager - Mid Cap Fund and Small Cap Fund)~~. Mr. Roach joined the advisor in November 2006, and currently serves as a Managing Director of the advisor. He also serves as a portfolio manager of the advisor’s small and mid cap portfolios. In addition to serving as a portfolio manager of the Fund, he is also portfolio manager of the Dreman Contrarian Mid Cap Value Fund, Dreman Quantitative Mid Cap Value Fund, and Dreman Quantitative Small Cap Value Fund. Prior to joining the advisor, Mr. Roach was a portfolio manager at Vaughan Nelson Investment Management (“Vaughan Nelson”), where he managed equity portfolios using a strategy similar to that used by the advisor to manage the ~~Funds~~Fund. From 2002 through 2006, Mr. Roach managed a small cap portfolio at Vaughan Nelson which had assets of over $1.5 billion when he left in 2006. In addition, from April 2006 through his departure from Vaughan Nelson, Mr. Roach also managed a mid cap portfolio with assets of approximately $770 million. Prior to joining Vaughan Nelson, Mr. Roach served as a security analyst for various institutions including 5th 3rd Bank, Lynch, Jones & Ryan and USAA, from 1997 to 2001. He has an MBA from the University of Chicago’s Graduate School of Business and a bachelors Degree from the Baldwin Wallace College.

E. Clifton Hoover, Jr. ~~(Portfolio Manager - Large Cap Fund and Small Cap Fund)~~ Mr. Hoover joined the advisor in December 2006, and currently serves as Managing Director and co-Chief Investment Officer of the advisor. He also serves as a portfolio manager of the advisor’s large cap value portfolios. In addition to serving as portfolio manager of the Fund, he is portfolio manager of the Dreman Contrarian Large Cap Value Fund, Dreman Quantitative Large Cap Value Fund, and Dreman Quantitative Small Cap Value Fund. Mr. Hoover has over 20 years of investment experience managing portfolios for both large and small-sized companies. Prior to joining the advisor, Mr. Hoover was a managing director and portfolio manager of NFJ Investment Group, where he oversaw several large and small cap portfolios. In addition, he handled consultant relationship building and retail channel support. Mr. Hoover joined NFJ Investment Group in 1997. From 1992 to 1997, he served as vice president-corporate finance at Credit Lyonnais, where he was responsible for the financial analysis and client servicing of a $5 billion diversified corporate portfolio. Prior to that time, Mr. Hoover spent two years as a financial analyst for Citibank, and five years as a credit analyst/corporate loan officer for RepublicBank (now Bank of America). Mr. Hoover graduated with a Masters in Finance from Texas Tech University in 1985.

The ~~Funds~~Fund’s Statement of Additional Information provides the following additional information about the ~~Funds’~~Fund’s portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers’ ownership of shares of the ~~Funds~~Fund.

The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the ~~Funds~~Fund believes that there would be no material impact on ~~a~~the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. ~~Each~~The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for ~~a~~the Fund, no preference will be shown for such securities.

FINANCIAL HIGHLIGHTS

The following ~~tables are~~table is intended to assist you to better understand ~~each~~the Fund’s financial performance since its inception. ~~Certain information~~Because Class I shares of the Fund recently were offered to the public, the Fund does not have performance information for the Class I shares. The information in the table below therefore relates to the performance returns of Fund’s Class R shares, which are not offered in this prospectus. However, Class I shares would have had similar returns because both Class I and R shares are invested in the same portfolio of securities, and the annual returns of the two classes will differ only to the extent that the classes have different expenses. Certain information in the table reflects financial results for a single Fund share ~~of a Fund. The total returns in the table represent~~. Total return represents the rate ~~that~~ you would have earned (or lost) on an investment in ~~each~~Class R shares of the Fund ~~(~~assuming reinvestment of all dividends and distributions~~)~~. The information has been audited by _______________, whose report, along with the ~~each~~ Fund’s financial statements, is included in the Annual Report, which is available upon request without charge.

Dreman Contrarian Small Cap Value Fund
	Year ended	Year ended		Period ended
	October	October		October
	31, 2006	31, 2005		31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.98	$ 11.48		$ 10.00
Income from investment operations
Net investment income (loss)	0.05	0.04		(0.03)
Net realized and unrealized gain	3.85	1.69		1.51
Total from investment operations	3.90	1.73		1.48
Less distributions to Shareholders:
From net investment income	(0.06)	(0.02)		-
From net realized gain	-	(0.21)		-
Total distributions	(0.06)	(0.23)		-

Paid in capital from redemption fees	0.01	-	(b)	-	(b)

Net asset value, end of period	$ 16.83	$ 12.98		$ 11.48

Total Return (c)	30.20%	15.10%		14.80%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 14,284	$ 3,366		$ 861
Ratio of expenses to average net assets (e)	1.50%	1.50%		1.75%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	3.49%	7.40%		12.19%	(f)
Ratio of net investment income to
average net assets (e)	0.28%	0.45%		(0.32)%	(f)
Ratio of net investment income to average
net assets before waiver & reimbursement	(1.71)%	(5.45)%		(10.75)%	(f)
Portfolio turnover rate	77.43%	84.72%		72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in the period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily waived these expenses, each expense ratio would have been 0.25% higher and each net investment income (loss) ratio would have been 0.25% lower.
(f) Annualized.

PRIVACY POLICY

The following is a description of ~~each~~the Fund’s policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of ~~a~~the Fund through a broker-dealer or other financial intermediary, the privacy policy of ~~your financial intermediary~~that entity would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the ~~Funds Collect~~Fund Collects. ~~A~~The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the ~~Funds Disclose. No~~Fund Discloses. The Fund will not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. ~~Each~~The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. ~~Each~~The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. ~~Each~~The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The ~~Funds~~Fund, through the transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Trust or the ~~Funds~~Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the ~~Funds~~Fund in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the ~~Funds~~Fund’s potential investments, the Annual and Semi Annual Reports detail the ~~Funds’~~Fund’s actual investments as of ~~their~~the report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The Statement of Additional Information (“SAI”) supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the ~~Funds~~Fund’s policies and procedures relating to the disclosure of portfolio holdings by the ~~Funds’~~Fund’s affiliates. A current SAI for the ~~Funds~~Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and the ~~Funds~~Fund’s Annual and Semi Annual Reports, by contacting Shareholder Services at 800-247-1014. You may also request other information about the ~~Funds~~Fund and make shareholder inquiries. As of the date of this prospectus, the ~~Funds~~Fund do not have an internet website and, therefore, the ~~Funds’~~Fund’s SAI, annual and semi-annual reports are not made available at an Internet site.

You may review and copy information about the ~~Funds~~Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the ~~Funds~~Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

~~DREMAN CONTRARIAN LARGE CAP VALUE FUND~~

~~DREMAN CONTRARIAN MID CAP VALUE FUND~~

DREMAN CONTRARIAN SMALL CAP VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION

~~February 28,~~_______, 2007

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus ~~of Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund and~~for the Class I shares of the Dreman Contrarian Small Cap Value Fund (~~collectively,~~ the “~~Funds~~Fund”), dated ~~February 28,~~______, 2007. This SAI incorporates by reference the Dreman Family of ~~Funds’~~Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2006. A free copy of the ~~Funds’~~Fund’s Prospectus or Annual Report can be obtained by writing Unified Fund Services, Inc., the ~~Funds’~~Fund’s transfer agent, at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 800-247-1014.

TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE TRUST AND ~~FUNDS~~FUND	3

ADDITIONAL INFORMATION ABOUT THE ~~FUNDS~~FUND’S INVESTMENTS AND RISK

CONSIDERATIONS	4
INVESTMENT LIMITATIONS	14
INVESTMENT ADVISOR	16
TRUSTEES AND OFFICERS	20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	23
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	24
PORTFOLIO TURNOVER	24
PORTFOLIO TRANSACTIONS AND BROKERAGE	25
DISCLOSURE OF PORTFOLIO HOLDINGS	27
PROXY VOTING POLICY	28
DETERMINATION OF NET ASSET VALUE	29
REDEMPTION IN-KIND	30
STATUS AND TAXATION OF THE ~~FUNDS~~FUND	30
CUSTODIAN	32
FUND SERVICES	33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	34
DISTRIBUTOR	34
DISTRIBUTION PLAN	34
FINANCIAL STATEMENTS	35

DESCRIPTION OF THE TRUST AND ~~FUNDS~~FUND

Dreman Contrarian ~~Large~~Small Cap Value Fund (the “~~Large Cap Fund”), Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”), and Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) were~~Fund”) was organized as diversified series of Unified Series Trust (the “Trust”) on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. ~~Each~~The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to ~~each~~the Fund is Dreman Value Management, LLC (the “Advisor”). The ~~Large Cap Fund commenced operations on November 4, 2003, and the Mid Cap Fund and Small Cap Fund each~~Fund’s Class R shares commenced operations on December 31, 2003. The Fund’s Class I shares commenced operations on ____, 2007.

The ~~Funds do~~Fund does not issue share certificates. Shares of ~~each~~the Fund are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of ~~a~~the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund currently offers two classes of shares, Class I (Institutional) and Class R (Retail), each with its own expense structure, providing the Fund’s shareholders with different choices for meeting the needs of the shareholder’s situation. This SAI relates to the Fund’s Class I shares. Information relating to the Fund’s Class R shares is contained in a separate prospectus and statement of additional information. The Fund may offer additional classes in the future.

The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of ~~any~~the Fund into a greater or lesser number of shares ~~of that Fund~~ so long as the proportionate beneficial interest in the assets belonging to ~~that~~the Fund and the rights of shares of any other ~~Fund~~series of the Trust are in no way affected. In case of any liquidation of ~~a~~the Fund, the holders of shares ~~of the Fund being liquidated~~ will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to ~~that~~the Fund. Expenses attributable to ~~any Fund~~a particular series of the Trust, such as the Fund, are borne by the series, and expenses attributable to a particular class of a series are borne by that ~~Fund~~class. Any general expenses of the Trust not readily identifiable as belonging to ~~a particular~~the Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of ~~each~~the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the ~~Funds~~Fund, see “How to Buy Shares” and “How to Redeem Shares” in the ~~Funds’~~Fund’s Prospectus. For a description of the methods used to determine the share price and value of Fund assets, see “Determination of Net Asset Value” in the ~~Funds’~~Fund’s Prospectus and this SAI.

~~Each~~The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on ~~a~~the Fund’s behalf. ~~Each~~The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at ~~a~~the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of ~~a~~the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of ~~a~~the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. ~~Each~~The Fund’s ~~annual report~~Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT THE ~~FUNDS’~~FUND’S INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the ~~Funds~~Fund may make and some of the techniques ~~they~~that it may use.

A.      Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period, and are discussed in more detail below. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The ~~Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size to the companies of the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies. The Small Cap~~ Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Value Index. ~~Each~~The Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. ~~Each~~The Fund may also invest in initial public offerings. ~~Each~~The Fund will invest in equity securities that offer unique investment values. The criterion used to identify such stocks include below average P/E, price-to-book, price-to-cash flow ratios and above average dividend yields.

B.        Fixed Income Securities. ~~Each~~The Fund intends to remain substantially invested in equity securities; however ~~a~~, the Fund may invest in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. Fixed income securities include corporate debt securities, convertible debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

C.       Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into, or exchanged for, a prescribed amount of common stock. ~~Each~~The Fund will invest no more than 20% of its assets in debt securities. ~~Each~~The Fund may invest in convertible securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or similar rating by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower- rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.

In the past, economic downturns have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were enacted that required that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

If the rating of a security by S&P or Moody’s drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting ~~a~~the Fund’s objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

D.       Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities~~,~~ (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for ~~a~~the Fund. The Advisor expects, however, that generally the preferred stocks in which ~~a~~the Fund invests will be rated at least CCC by S&P or Caa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody’s are likely to be in arrears on dividend payments. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

E.       Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., ~~a~~the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which ~~a~~the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, ~~each~~the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the ~~Funds engage~~Fund engages in repurchase transactions.

F.        Reverse Repurchase Agreements. ~~Each~~The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, ~~a~~the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. ~~Each~~The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time ~~a~~the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by ~~a~~the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

G.       Foreign Securities. ~~Each~~The Fund may invest up to 20% of its assets in foreign securities, typically limited to American Depository Receipts (“ADRs”). ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities, and which may favorably or unfavorably affect ~~a~~the Fund’s performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market. In addition, securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater in those markets than in the U.S. In all cases, the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions.

H.     Strategic Transactions and Derivatives. ~~Each~~The Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, ~~a~~the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, “Strategic Transactions”). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for ~~a~~the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of ~~each~~the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of ~~a~~the Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. ~~Each~~The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of ~~a~~the Fund, and ~~a~~the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to ~~a~~the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation ~~a~~the Fund can realize on its investments or cause ~~a~~the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of ~~a~~the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, ~~a~~the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1.           Options on Securities Indices. ~~Each~~The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2.           General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of ~~a~~the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, ~~a~~the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. ~~A~~The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. ~~Each~~The Fund is authorized to purchase and sell exchange listed options. However, the ~~Funds~~Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

~~A~~The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

If ~~a~~the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

~~A~~The Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by ~~a~~the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by  ~~a~~the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

~~A~~The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. ~~A~~The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that ~~a~~the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

3.           General Characteristics of Futures. ~~Each~~The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by ~~a~~the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

~~A~~The Fund’s use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of ~~a~~the Fund. If ~~a~~the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

~~A~~The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

4.           Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that ~~a~~the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by ~~a~~the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by ~~a~~the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by ~~a~~the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by ~~a~~the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when ~~a~~the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when ~~a~~the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by ~~a~~the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

In the case of a futures contract or an option thereon, ~~a~~the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. ~~A~~The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, ~~a~~the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if ~~a~~the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

I.          Warrants. ~~Each~~The Fund may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by ~~a~~the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

J.          Corporate Debt Securities. ~~Each~~The Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

K.         Lower Quality Debt Securities. ~~Each~~The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called “junk bonds”) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, ~~a~~the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If ~~a~~the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor’s research and credit analysis are an integral part of managing any securities of this type held by ~~a~~the Fund. In considering investments for ~~a~~the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

L.           Rule 144A Securities. ~~Each~~The Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the ~~Funds’~~Fund’s illiquid securities policy, which prohibits the ~~Funds~~Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

M.       Investment Companies Securities. Subject to the restrictions and limitations of the 1940 Act, ~~each~~the Fund may invest in other investment companies including mutual funds, closed-end funds and exchange traded funds (“ETFs”). As a shareholder of an investment company, ~~a~~the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

The structure of a closed-end fund poses additional risks than are involved when investing in most open-end funds. For example, closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange or the Nasdaq Stock Market. In addition, closed-end fund shares generally are not redeemable. That is, a closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. If a closed-end fund’s underlying market falls and the fund’s discount increases or its premium decreases, the price return of the closed-end fund — the actual return to the shareholder — will be less than the fund’s NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in and levels of premiums and discounts. Interest rate risk is one of two major factors that triggers changes in a closed-end fund’s premium/discounts. When interest rates rise, bond prices (and consequently the net asset values of income funds — municipal-bond funds, preferred-stock funds, etc.) decline. Declining bond prices may cause a closed-end fund’s price to decline faster as investors sell their shares in the open market. On the other hand, the opposite scenario also occurs. When rates fall and the net asset values of income-oriented closed-end funds rise, their prices tend to rise faster as investors buy in, resulting in narrower discounts and wider premiums. A second factor that may contribute to changes in premium/discount without necessarily a change in net asset value is low trading volumes and liquidity in the shares of the closed-end fund. Most closed-end funds trade actively, and their shares are liquid. Some funds, however, trade less actively, and may not be very liquid. The market price of a closed-end fund’s shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to net asset value.

Another feature that distinguishes closed-end funds from mutual funds is their ability to leverage a higher percentage of their assets (that is, use borrowed money to buy additional assets). Closed-end funds use several different methods to borrow money — issuing preferred stock, entering into reverse repurchase agreements and dollar rolls, borrowing under bank lines of credit, and so on. Leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. The maximum leverage ratio depends on how a closed-end fund leverages its assets — 33 1/3% if debt is used, 50% if preferred stock is used. Thus, a closed-end fund with $100 million in net assets may borrow an additional $50 million, so that the borrowed amount ($50 million) is 33 1/3% of the total assets ($150). Although closed-end funds rarely deleverage their assets completely, sometimes such funds may be forced to reduce leverage when the underlying market weakens dramatically, causing the fund’s total assets to decline to a level where the leverage ratio exceeds the permitted maximum. A forced reduction in leverage can lead to a dividend reduction if the closed-end fund’s earnings that had been produced by the previously leveraged assets decline.

Closed-end funds usually are offered only once at their initial public offering price and are not actively marketed, although most closed-end funds trade actively and their shares are liquid. The ~~Funds~~Fund generally will invest in closed end funds that trade on a national or international exchange. Some closed end funds trade less actively and may not be very liquid. To the extent that ~~a~~the Fund invests in a thinly-traded closed-end fund, the Fund may be subject to the risk that it can not close out of a position at any time it desires. When ~~a~~the Fund attempts to trade a greater number of shares than the average daily volume of the closed-end fund, the selling pressure will cause the closed-end fund’s price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund.

ETFs are a type of investment company whose investment objective is to achieve the same return as a particular market index. Legally classified as open-end companies or Unit Investment Trusts (UITs), they differ from mutual funds and UITs in various respects, including that (i) ETFs do not sell individual securities directly to investors, and only issue their shares in large blocks, and (ii) shares of ETFs are available for sale on secondary markets. ETFs in which the ~~Funds~~Fund may invest include SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and Vanguard ETFs.

~~Each~~The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, and Utilities Select Sector Index. Additionally, the ~~Funds~~Fund may invest in new exchange traded shares as they become available.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to ~~each~~the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of ~~each~~the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of ~~a~~the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.        Borrowing Money. The ~~Funds~~Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of ~~a~~the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of ~~a~~the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude ~~a~~the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.         Senior Securities. The ~~Funds~~Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by ~~a~~the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.         Underwriting. The ~~Funds~~Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), ~~a~~the Fund may be deemed an underwriter under certain federal securities laws.

4.         Real Estate. The ~~Funds~~Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude ~~a~~the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.       Commodities. The ~~Funds~~Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude ~~a~~the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.       Loans. The ~~Funds~~Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.         Concentration. ~~Each~~The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.          Diversification. With respect to 75% of its total assets, ~~a~~the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on ~~each~~the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to ~~each~~the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.         Pledging. ~~No~~The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.          Borrowing. ~~No~~The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.     Margin Purchases. ~~No~~The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by ~~a~~the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.       Illiquid Investments. ~~No~~The Fund will not purchase securities for which there are legal or contractual restrictions on resale or other illiquid securities.

5.   Short Sales. ~~No~~The Fund will not effect short sales of securities except as described in the Prospectus or this SAI.

6.      Name Rule. The ~~Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size as those in the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies. The Small Cap~~ Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. ~~These~~This investment ~~policies~~policy may not be changed ~~with respect to a~~by the Fund without at least 60 days prior written notice in plain English to the Fund’s shareholders.

INVESTMENT ADVISOR

The investment advisor for ~~each~~the Fund is Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611. David N. Dreman is the Chairman and Chief Investment Officer of the Advisor. Mr. Dreman controls a majority of the outstanding voting interests in the Advisor.

Under the terms of the management agreement between the Trust and the Advisor for ~~each~~the Fund (~~each, an~~the “Agreement” ~~and collectively, the “Agreements”~~), the Advisor manages ~~a~~the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, ~~each~~the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of ~~0.75%, 0.85% and~~ 0.95% of the average daily net assets of the ~~Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively~~Fund. The Advisor contractually has agreed to waive its fee and/or reimburse ~~certain Fund~~expenses of the Fund, but only to the extent necessary to maintain annual operating expenses ~~so that net expenses,~~ of Class I shares of the Fund (excluding brokerage fees and commissions~~, 12b-1 fees,~~; borrowing costs, ~~(~~such as interest and dividend expenses ~~and interest~~ on securities sold short~~),~~; taxes~~, extraordinary expenses, and~~; any indirect expenses, ~~(~~such as fees and expenses of underlying funds in which the ~~a~~ Fund may invest~~) do not exceed 1.30%, 1.40% and 1.50~~; and extraordinary expenses) at 1.25% of the average daily net assets of ~~the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007.~~such Class I shares, through February 28, 2010. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the ~~applicable~~ Class I shares of the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the ~~relevant expense limitation. The Advisor currently is voluntarily waiving the payment by each Fund of 12b-1 fees equal to 0.25% of the average daily net assets of each Fund. This waiver is non-contractual and, as a result, may be discontinued at any time.~~ 1.25% expense limitation.

~~A discussion of the factors that the Board of Trustees considered in approving the Funds’ management agreements is contained in the Fund’s annual or semi-annual report, as applicable.~~

The following table describes the advisory fees paid to the Advisor by the ~~Funds~~Fund, in connection with the Class R shares of the Fund, for the periods indicated.

~~Large Cap Fund~~
Fiscal Year Ended	Advisory Fees Accrued	Total Fees Waived and Expenses Reimbursed by Advisor[2]	Net Advisory Fees Paid
October 31, 2004[1]	$~~37,055~~6,333	($~~37,055~~182,619)	$0
October 31, 2005	$~~44,460~~17,740	(~~$44,460~~174,185)	$0
October 31, 2006	$~~54,292~~55,528	($~~54,292~~137,290)	$0
[1] The ~~Large Cap~~ Fund’s Class R commenced operations ~~November 4,~~on December 31, 2003.

~~Mid Cap Fund~~
~~Fiscal Year Ended~~	~~Advisory Fees Accrued~~	~~Total Fees Waived by Advisor~~	~~Net Advisory Fees Paid~~
~~October 31, 2004[2]~~	~~$5,483~~	~~($5,483~~	~~$0~~
~~October 31, 2005~~	~~$8,529~~	~~$8,529)~~	~~$0~~
~~October 31, 2006~~	~~$11,425~~	~~($11,425)~~	~~$0~~

~~[2] The Mid Cap Fund commenced operations December 31, 2003.~~
~~Small Cap Fund~~
~~Fiscal Year Ended~~	~~Advisory Fees Accrued~~	~~Total Fees Waived and Expenses Reimbursed by Advisor~~	~~Net Advisory Fees Paid~~
~~October 31, 2004[3]~~	~~$6,333~~	~~($182,619)~~	~~$0~~
~~October 31, 2005~~	~~$17,740~~	~~(174,185)~~	~~$0~~
~~October 31, 2006~~	~~$55,528~~	~~($137,290)~~	~~$0~~
~~[3] The Small Cap Fund commenced operations December 31, 2003.~~

2 The Advisor has agreed to cap the Class R expenses at 1.50% of such class’ average daily net assets. In contrast, Class I expenses will be capped at 1.20%.

Pursuant to a contractual agreement with ~~each~~the Fund, the Advisor is entitled to recoup any fees waived and/or expenses reimbursed to the Fund in the first, second and third fiscal years following the year in which the expense was incurred, provided the Fund does not exceed its expense limitation. As of October 31, 2006, ~~following amounts were~~$102,492 was subject to recoupment by the Advisor~~:~~ from the Class R shares of the Fund.

~~Name of Fund~~	~~Amount Subject to Recoupment~~
~~Small Cap Fund~~	~~$102,492~~
~~Mid Cap Fund~~	~~$103,951~~
~~Large Cap Fund~~	~~$85,552~~

About the Portfolio Managers

David N. Dreman ~~serves as portfolio manager for all Funds; F. James Hutchinson serves as portfolio manager for the Large Cap Fund; Mark Roach as portfolio manager for the Mid-Cap Fund and Small Cap Fund;~~, Mark Roach and E. Clifton Hoover, Jr. ~~serves~~serve as portfolio ~~manager~~managers for the ~~Large-Cap Fund and Small Cap Fund. Each of them is~~Fund responsible for making the investment decisions for the ~~Funds with respect to which each is a portfolio manager~~Fund (each, a “Portfolio Manager”), except that David N. Dreman has ultimate authority with respect to ~~each~~the Fund’s investment decisions. As of October 31, 2006, each Portfolio Manager was responsible for the management of the following types of accounts in addition to the ~~Funds~~Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
David N. Dreman	Investment Companies: 19 Pooled Investment Vehicles: 3 Other Accounts: 114	Investment Companies: $14.4 billion Pooled Investment Vehicles: $60M Other Accounts: $4.1 billion	Investment Companies: None Pooled Investment Vehicles: 3 Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: $60M Other Accounts: None
~~F. James Hutchinson~~	~~Investment Companies: 8 Pooled Investment Vehicles: 0 Other Accounts: 0~~	~~Investment Companies: $12.8 billion Pooled Investment Vehicles: $0 Other Accounts: $0~~	~~Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None~~	~~Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None~~
Mark Roach	Investment Companies: 7 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $1.9 billion Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None
E. Clifton Hoover, Jr.	Investment Companies: 12 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: $4.1 billion Pooled Investment Vehicles: $0 Other Accounts: $0	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None	Investment Companies: None Pooled Investment Vehicles: None Other Accounts: None

Each Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended October 31, 2006, each Portfolio Manager’s compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations and (iii) such Portfolio Manager’s overall contribution to firm’s success. Finally, each Portfolio Manager is also eligible to participate in the Advisor’s profit sharing program. In addition, as a member of a related entity that acts as manager to three private equity funds, Mr. Dreman also shares in the performance fee that is received by manager of these private funds, which is equal to 20% of all positive pre-tax performance returns in excess of the return since the last calculation date, accrued monthly and paid annually. This performance fee is in addition to the fixed management fee that the manager receives for managing each private fund’s portfolio. In contrast, the fees paid by the ~~Funds~~Fund to the Advisor are not based on the performance results of the ~~Funds~~Fund. The performance fee may create a potential conflict of interest by providing an incentive for Mr. Dreman to allocate more volatile stocks with greater capital appreciation opportunity to the private funds rather the ~~Funds~~Fund.

To the extent the ~~Funds~~Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the ~~Funds~~Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the ~~Funds~~Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the ~~Funds~~Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection, or such other method as the Advisor deems fair and reasonable.

As of October 31, 2006, the Portfolio Managers’ ownership of the ~~Funds~~Fund was as follows:

Portfolio Manager	~~Name of Fund~~	Dollar Range of Fund Shares
David N. Dreman	~~Large Cap Fund Mid Cap Fund Small Cap Fund~~	~~Over $1 million $500,001-$1,000,000~~ $500,001-$1,000,000
~~F. James Hutchinson~~	~~Large Cap Fund Mid Cap Fund Small Cap Fund~~	~~None None None~~
Mark Roach	~~Large Cap Fund Mid Cap Fund Small Cap Fund~~	~~None None~~ None
E. Clifton Hoover, Jr.	~~Large Cap Fund Mid Cap Fund Small Cap Fund~~	~~None None~~ None

The Advisor retains the right to use the name “Dreman” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “Dreman” automatically ceases 90 days after termination of the Agreements and may be withdrawn by the Advisor on 90 days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on ~~a~~the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. ~~Each~~The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for ~~a~~the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees who are not interested persons of the Trust (each an “Independent Trustee” and collectively, the “Independent Trustees”).

Name, Address*, (Date of Birth), Position with Trust,**~~,~~ and Term of Position ~~with Trust~~	Principal Occupation During Past 5 Years ~~And~~and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee ~~for~~of W.H. Donner Foundation and Donner Canadian Foundation~~,~~ since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (1952)*** ~~Independent Trustee, January 2007 to present; Interested~~ Trustee, December 2002 to ~~December 2006~~present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to ~~September~~November 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

font size=2>* The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of ~~38~~41 series.

*** Effective January 1, ~~2007, Mr~~1997, Ronald C. Tritschler is an ~~Independent Trustee~~independent trustee. Prior to January 1, ~~2007,~~2007 he was considered an interested person of the Trust~~,~~ due to his ownership interest in the former parent company of the Trust’s distributor.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the ~~Funds~~Fund’s accounting and financial reporting policies and practices, ~~their~~its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the ~~Funds’~~Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the ~~Funds’~~Fund’s independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2006.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Advisor’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The Pricing Committee was recently established in 2006 and held ~~one~~two meetings during the year ended December 31, 2006.

The following table provides information regarding the Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Timothy J. Ashburn (1950) Trustee***, April 2007 to present

Managing Director of Institutional Client Relationships, Huntington Bancshares, Inc. since December 2006; Retired, July 2005 to December 2006; Chairman of Unified Financial Services, Inc. from 1989 to February 2004; Chief Executive Officer from 1989 to 1992 and 1994 to April 2002; Executive Officer from February 2004-July 2005; President of Unified Financial Services from November 1997 to April 2000.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to ~~November~~September 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

~~Terrance P. Gallagher, JD, CPA (1958)***~~Michael Landis (1971) ~~Vice President, July 2006 to present;~~ Interim ~~Chief Financial Officer and~~ Treasurer, ~~August 2006~~March 2007 to present****

~~Senior Vice President, Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, since November, 2004; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December 1998 to October 2004; Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to~~Fund Accounting and Fund Administrator for Unified Fund Services since October, 2006; Director of Fund Accounting and Fund Administration for PFPC July 2006 - October 2006; Manager Fund Accounting for Unified Fund Services November 2004 – July 2006; Manager Fund Accounting for Mellon Financial Corporation November 1998- November ~~1998.~~2004.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to ~~2000,~~2000; Chairman from December 2004 to October 2005 and from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Bonds (1975) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

* The address for each of the officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of ~~38~~41 series.

*** Mr. Ashburn is an “interested person” of the Trust because he is an officer of Huntington Bancshares, the parent company of the Distributor.

**** Effective as of ~~July~~March 12, ~~2006,~~2007, the Board appointed Mr. ~~Gallagher as Vice President of the Trust. Effective as of August 8, 2006, the Board appointed Mr. Gallagher as Interim Chief Financial Officer and~~Landis as Interim Treasurer of the Trust to fill the vacancy created by the resignation of the previous Treasurer and Chief Financial Officer.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2006.

Trustee	Dollar Range of ~~each~~ Fund~~’s~~ Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None
Timothy J. Ashburn	None	None

*~~As of the date of this SAI, the~~ The Trust currently consists of ~~38~~41 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each ~~Fund~~series in the Trust on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and ~~each~~the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by each ~~Fund~~series will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from ~~each~~the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$ ~~1,184~~1,098**	$0	$0	$45,000
Stephen A. Little, Chairman of the Board	$~~1,184~~1,098**	$0	$0	$45,000
Daniel ~~J.~~ Condon, Trustee	$~~921~~854***	$0	$0	$35,000
Ronald ~~C.~~ Tritschler, Trustee	$~~921~~854***	$0	$0	$35,000
~~Officers~~	~~Aggregate Compensation from each Fund~~	~~Pension or Retirement Benefits Accrued As Part of Fund Expenses~~	~~Estimated Annual Benefits Upon Retirement~~	~~Total Compensation from Trust*~~
~~Anthony J. Ghoston, President and CEO~~	~~$0~~	~~$0~~	~~$0~~	~~$0~~
~~Terrance P. Gallagher, Vice President, Interim Chief Financial Officer and Treasurer~~ 	~~$0~~	~~$0~~	~~$0~~	~~$0~~
~~Lynn E. Wood, Chief Compliance Officer~~	~~$3,947****~~	~~$0~~	~~$0~~	~~$150,000*****~~
~~Heather Bonds, Secretary~~	~~$0~~	~~$0~~	~~$0~~	~~$0~~

~~* As of the date of this SAI, the Trust consists of 38 series.~~* The Trust currently consists of 41 series.

** During the fiscal year ended October 31, 2006, each Trustee received a total of $1,314 in fees from ~~each~~the Fund.
*** During the fiscal year ended October 31, 2006, each Trustee received a total of $988 in fees from the ~~each~~ Fund.

Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Timothy Ashburn, Trustee	$0	$0	$0	$0
Anthony Ghoston, President and CEO	$0	$0	$0	$0
J. Michael Landis, Interim Treasurer	$0	$0	$0	$0
Lynn Wood, Chief Compliance Officer	$3,659**	$0	$0	$150,000***
Heather Bonds, Secretary	$0	$0	$0	$0

* The Trust currently consists of 41 series.

~~**~~** During the fiscal year ended October 31, 2006, the CCO received a total of $4,100 from ~~each~~the Fund.

~~**~~*** In addition to the CCO’s salary listed in the table, the Trust incurs $20,000 to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisors to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of ~~a~~the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of ~~a~~the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the ~~Funds’~~Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of ~~January 31,~~________, 2007, the following shareholders were considered to be either a control person or principal shareholder of the ~~Funds~~Fund:

~~Small Cap Fund~~
Name and Address	% Ownership	Type of Ownership
National Financial Services 1 World Financial Center 200 Liberty Street	36.89%	Record
Charles Schwab & Co.	29.06%	Record
National Investor Services 55 Water Street New York, NY 10041	9.43%	Record

~~Mid Cap Fund~~

~~Name and Address~~	~~% Ownership~~	~~Type of Ownership~~
~~David N. Dreman 0698 Eppley Drive Aspen, CO 81611~~	~~43.31%~~	~~Beneficial~~
~~Profit Sharing Plan of Dreman Value Management, LLC 10 Exchange Place, Ste. 21 Jersey City, NJ 07302~~	~~36.54%~~	~~Record~~
~~Scottrade, Inc. P.O. Box 31759 St. Louis, MO 63131~~	~~12.16%~~	~~Record~~

~~Large Cap Fund~~
~~Name and Address~~	~~% Ownership~~	~~Type of Ownership~~
~~David N. Dreman 0698 Eppley Drive Aspen, CO 81611~~	~~75.08%~~	~~Beneficial~~
~~National Financial Services 1 World Financial Center 200 Liberty Street New York, NY 10281~~	~~10.34%~~	~~Record~~
~~Profit Sharing Plan of Dreman Value Management, LLC 10 Exchange Place, Ste. 21 Jersey City, NJ 07302~~	~~9.33%~~	~~Record~~

As of ~~January 31, 2006,~~_________, 2007, the officers and trustees of the Trust as a group beneficially owned less than 1% of ~~each~~the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the ~~Funds’~~Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the ~~Funds~~Fund, adopted an anti-money laundering compliance program designed to prevent the ~~Funds~~Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the ~~Funds’~~Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with ~~a~~the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. ~~Each~~The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the ~~Funds’~~Fund’s transfer agent, they are deemed to be in the best interest of ~~a~~the Fund, or in cases where ~~a~~the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

Although the ~~Funds~~Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. ~~A~~The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The following table sets forth ~~each~~the Fund’s turnover rate for the periods indicated:

~~Name of Fund~~	Fiscal Year Ended October 31, 2005	Fiscal Year Ended October 31, 2006
~~Small Cap Fund~~	84.72%	77.43%
~~Mid Cap Fund~~	~~132.04%~~	~~52.48%~~
~~Large Cap Fund~~	~~13.07%~~	~~20.38%~~

~~The Mid Cap Fund experienced a high turnover rate for the fiscal year ended October 31, 2006, because the portfolio manager rebalanced the Fund’s portfolio to maintain compliance with its investment parameters and to keep the portfolio characteristics in line with its benchmark. The Advisor expects that the turnover rate will continue to be lower in subsequent periods.~~

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the ~~Funds~~Fund’s portfolio decisions and the placing of the ~~Funds’~~Fund’s portfolio transactions. In effecting purchases and sales of securities for the account of ~~each~~the Fund, the Advisor will seek best execution of orders. In certain instances, the Advisor may be permitted to pay higher brokerage commissions for research services. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm’s professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the ~~Funds~~Fund and the Advisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the ~~Funds~~Fund or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a “mixed use,” a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash. Subject to Section 28(e), the ~~Funds~~Fund could pay a firm that provides research services commissions for effecting a securities transaction for the ~~Funds~~Fund in excess of the amount other firms would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Advisor’s overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Management fees received by the Advisor from ~~each~~the Fund are not reduced because these research services are received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the ~~Funds~~Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the ~~Funds~~Fund and to other accounts over which it exercises investment discretion.

The Advisor receives written research data from brokers relative to economic and individual security analysis. The Advisor also may enter into “soft dollar” arrangements with certain brokers whereby such brokers partially pay for the Advisor’s use of on-line data services such as Bloomberg and Factset for investment research. These payments will be made in exchange for the Advisor’s employing the broker to execute client transactions. The research products and services and on-line data services provided or paid for by brokers shall be used by the Advisor in servicing all of its clients’ accounts. In addition, assuming a broker provides the best price and best execution, the Advisor may direct Fund brokerage transactions to such broker in return for research provided by the broker and used by the Advisor in conducting its advisory business. For the fiscal year ended October 31, 2006, the Advisor directed the following Fund brokerage transactions to brokers who provided research services to the Advisor:

~~Fund~~	Amount of Transactions	Brokerage Commissions
~~Large Cap Fund~~	~~$6,303,021~~	~~$2,231~~
~~Mid Cap Fund~~	~~$1,813,509~~	~~$1,135~~
~~Small Cap Fund~~	$17,964,367	$40,182

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

To the extent that ~~a~~the Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, ~~a~~the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for ~~a~~the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

The following table presents information about the brokerage commissions paid by the ~~Funds~~Fund to brokers during the last three fiscal years:

~~Brokerage Commissions Paid~~ 	~~Large Cap Fund[1]~~ 	~~Mid Cap Fund[2]~~ 	~~Small Cap Fund[2]~~
~~Fiscal Period Ended October 31, 2004~~	~~$3,262~~	~~$ 1,810~~	~~$3,281~~
~~Fiscal Year Ended October 31, 2005~~	~~$1,019~~	~~$1,671~~	~~$16,056~~
~~Fiscal Year Ended October 31, 2006~~	~~$2,180~~	~~$1,135~~	~~$40,182~~

~~[1] The Large Cap Fund commenced operations November 4, 2003.~~

~~[2] The Small Cap Fund and Mid Cap Fund each commenced operations December 31, 2003.~~

Fiscal Period Ended	Brokerage Commissions Paid
October 31, 2004[1]	$3,281
October 31, 2005	$16,056
October 31, 2006	$40,182

1 For the fiscal period December 31, 2003 (commencement of investment operations for the Class R shares) through October 31, 2004.

The Trust, the Advisor and the ~~Funds~~Fund’s Distributor have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the ~~Funds~~Fund. You may obtain a copy of the Code from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at 800-247-1014. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

~~Each~~The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. ~~Each~~The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The ~~Funds~~Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the ~~Funds~~Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

~~Each~~The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, ~~distributor~~Distributor, transfer agent, fund accounting agent, administrator and custodian. The ~~Funds~~Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the ~~Funds do~~Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the ~~Funds~~Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the ~~Funds~~Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make ~~a~~the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the ~~Funds~~Fund, the Advisor, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.       ~~Each~~The Fund also may post its complete portfolio holdings to the ~~Funds’~~Fund’s website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

Except as described above, ~~each~~the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose ~~a~~the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund’s shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of ~~a~~the Fund, as a result of disclosing the Fund’s portfolio holdings.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees.

The Advisor’s policy provides that generally the Advisor will vote: (1) for routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and (2) against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be over-represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Advisor’s policy provides that it shall determine whether a proposal is in the best interest of ~~a~~the Fund and may take into account the following factors, among others: (1) whether the proposal was recommended by management and Advisor’s opinion of management; (2) whether the proposal acts to entrench existing management; and (3) whether the proposal fairly compensates management for past and future performance.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and ~~a~~the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at 800-247-1014 to request a copy, or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of ~~each~~the Fund is determined at the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in ~~aFund~~a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. The Trust’s fund accounting agent maintains a pricing review committee that will review any fair value provided by the Advisor, subject to the ultimate review and approval of the Pricing Committee of the Board of Trustees. Any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing Committee will review all fair valued securities on a quarterly basis.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

~~Each~~The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets = Net Asset Value Per Share

Shares Outstanding

An example of how ~~each~~the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2006 is as follows:

~~Large Cap Fund~~	~~Mid Cap Fund~~	~~Small Cap Fund~~

~~$ 8,502,291 = $13.90~~$14,284,241 = $16.83 ~~611,769 133,481~~ 848,628

REDEMPTION IN-KIND

The ~~Funds do~~Fund does not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of ~~a~~the Fund’s net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the ~~Funds~~Fund, ~~each~~the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE ~~FUNDS~~FUND

~~Each~~The Fund was organized as a series of a business trust, and each intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that ~~each~~the Fund actually will so qualify. If ~~a~~the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If ~~a~~the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If ~~a~~the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, ~~each~~the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The ~~Funds~~Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If ~~they do~~it does so, the ~~Funds~~Fund will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the ~~Funds receive~~Fund receives no corresponding payment on the securities during the year. Because the ~~Funds~~Fund annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the ~~Funds~~Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from ~~each~~the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The ~~Funds~~Fund might realize capital gains or losses from any such sales, which would increase or decrease the ~~Funds’~~Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses ~~a~~the Fund realizes in connection with the hedge. ~~Each~~The Fund’s income from options and futures in each case derived with respect to its business of investing in stock, or securities or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report ~~a~~the Fund’s distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

~~Each~~The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2006, ~~neither the Large Cap Fund nor the Mid Cap Fund had any unused capital loss carryforwards. As of October 31, 2006, the Small Cap~~the Fund had the unused capital loss carryforward in the following amounts:

Total Capital Loss Carryforward	Amount Expiring in 2011	Amount Expiring in 2012	Amount Expiring in 2013
$3,406,927	$537,034	$1,808,272	$1,061,621

The portion of the dividends ~~a~~the Fund pays (other than capital gains distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, ~~a~~the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, Fund distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of ~~a~~the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting ~~a~~the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the ~~Funds~~Fund’s investments. The custodian acts as the ~~Funds’~~Fund’s depository, safekeeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the ~~Funds’~~Fund’s request and maintains records in connection with its duties. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Unified and the Distributor each operates as a wholly-owned subsidiary of Huntington.

FUND SERVICES

Unified, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the ~~Funds~~Fund’s transfer agent. ~~The~~A Trustee and the officers of the Trust are members of management and/or employees of Unified or its parent company. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of each of the Custodian and Distributor.

Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from ~~each~~the Fund of $1.25 per shareholder account (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

In addition, Unified provides the ~~Funds~~Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives a monthly fee from ~~each~~the Fund equal to an annual rate of 0.050% of the Fund’s assets up to $50 million, 0.040% of the Fund’s assets from $50 million to $100 million, 0.030% of the Fund’s assets from $100 million to $150 million, and 0.020% of the Fund’s assets over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

Unified also provides ~~each~~the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from ~~each~~the Fund equal to an annual rate of 0.100% of the Fund’s assets under $50 million, 0.070% of the Fund’s assets from $50 million to $100 million, 0.050% of the Fund’s assets from $100 million to $150 million, and 0.030% of the Fund’s assets over $150 million (subject to a minimum fee of $2,500 per month).

For its transfer agency, fund accounting and administrative services, Unified received the following fees from ~~each~~the Fund during the last three fiscal years:

~~Small Cap Fund~~ Type of Fees	Fiscal Period Ended October 31, 2004[1]	Fiscal Year Ended October 31, 2005	Fiscal Year Ended October 31, 2006
Transfer Agent Fees	$7,272	$13,123	$15,701
Fund Accounting Fees	$16,667	$20,000	$20,000
Administrative Fees	$16,667	$25,000	$25,917

1 The ~~Small Cap~~ Fund’s Class R shares commenced operations December 31, 2003.

~~Mid Cap Fund~~ 	~~Fiscal Period Ended October 31, 2004[2]~~	~~Fiscal Year Ended October 31, 2005~~	~~Fiscal Year Ended  October 31, 2006~~
~~Transfer Agent Fees~~	~~$7,131~~	~~$13,216~~	~~$14,100~~
~~Fund Accounting Fees~~	~~$16,667~~	~~$20,000~~	~~$20,000~~
~~Administrative Fees~~	~~$16,667~~	~~$25,000~~	~~$26,084~~

~~[2] The Mid Cap Fund commenced operations December 31, 2003.~~

~~Large Cap~~ 	~~Fiscal Period Ended October 31, 2004[3]~~	~~Fiscal Year Ended October 31, 2005~~	~~Fiscal Year Ended October 31, 2006~~
~~Transfer Agent Fees~~	~~$12,423~~	~~$14,814~~	~~$14,239~~
~~Fund Accounting Fees~~	~~$25,441~~	~~$14,392~~	~~$20,000~~
~~Administrative Fees~~	~~$25,442~~	~~$19,392~~	~~$25,916~~

~~[3]~~	~~The Large Cap Fund commenced operations November 4, 2003.~~

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.), 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent registered public accountants for the fiscal year ending October 31, 2007. Cohen Fund Audit Services, Ltd. performs an annual audit of ~~each~~the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the ~~Funds~~Fund. ~~An~~A Trustee and an officer of the Trust is an officer of the Distributor and/or the parent company of the Distributor and, as such, may be deemed to be an affiliate of the Distributor. The Distributor, Unified, and the Custodian are controlled by Huntington Bancshares, Inc.

The Distributor is obligated to sell the shares of the ~~Funds~~Fund on a best efforts basis only against purchase orders for the shares. Shares of the ~~Funds are~~Fund is offered to the public on a continuous basis~~.~~

~~DISTRIBUTION PLAN~~

~~Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of any Plan or in any other Rule~~

~~12b-1 agreement, cast in person at a meeting on September 14, 2004 called for the purpose of, among other things, voting on such Plan.~~

~~Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above.              For the fiscal year ended October 31, 2006, the Advisor voluntarily waived payment from each Fund of the 0.25% 12b-1 fees (amounting to $18,114, $3,365, and $14,689 for the Large Cap Fund, the Mid Cap Fund and the Small Cap Fund, respectively). This is a voluntary waiver that may be discontinued at any time~~.

FINANCIAL STATEMENTS

The financial statements and independent registered public accountant’s report required to be included in the Statement of Additional Information are hereby incorporated by reference to the ~~Funds~~Fund’s Annual Report to shareholders for the fiscal year ended October 31, 2006. The ~~Funds~~Fund will provide the Annual Report without charge upon written request or request by telephone.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(1) (a)	Financial Statements included in Part A: None.

(b)	Financial Statements included in Part B: None.

(2) (a)

(i)         Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)

First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)

Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)

Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(iv)	Amendment No. 4 to Agreement and Declaration of Trust, as filed with the State of Ohio on November 15, 2006 – Filed herewith.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

(a)           Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Spectrum regarding fee waiver and expense reimbursement with respect to the Marathon Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

4.

(a)           Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with StoneRidge Investment Partners, LLC, regarding fee waiver and expense reimbursement with respect to the StoneRidge Small Cap Growth Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

5.

(a)           Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Value Equity Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

6.

(a)           Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Small Cap Value Equity Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

7.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Dreman Contrarian Large Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

8.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Dreman Contrarian Mid Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

9.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Class R shares of the Dreman Contrarian Small Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

(c)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Class I shares of the Dreman Contrarian Small Cap Value Fund for the 2007 fiscal year – To be filed.

10.

(a)           Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(b)

Copy of Amended and Restated Side Letter Agreement with Crawford Investment Counsel, Inc., dated April 26, 2006, regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

11.

(a)           Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Capital Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

12.

(a)           Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Allocation Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

13.

(a)           Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

14.

(a)     Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

(c)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund Class I shares – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

15.

(a)     Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

16.

(a)     Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leader Capital Corporation regarding fee waiver and expense reimbursement with respect to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

17.

(a) Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated January 31, 2007 and incorporated herein by reference.

18.

(a) Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

19.

(a)     Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Anti-Terror Multi-Cap Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

21.

(a)     Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

22.

Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

23.

(a)     Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Fund – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

24.

(a)     Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Amended and Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

25.

(a)     Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Amended and Restated Side Letter Agreement with The Symphony Wealth Management, regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A June 13, 2006 and incorporated herein by reference.

26.

(a)       Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

27.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Financial Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Financial Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

28.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Financial Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Financial Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

29.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Financial Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Financial Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

30.

(a)     Copy of Registrant’s Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Tributary Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

31.

(a)     Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Copy of Executed Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund– Filed with Registrant’s registration statement on Form N-1A dated May 22, 2006 and incorporated herein by reference.

32.

(a)     Copy of Registrant’s Management Agreement with Iron Financial Management, Inc., with regard to Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated May 3, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Iron Financial Management, Inc., regarding fee waiver and expense reimbursement with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

33.

(a)     Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

34.

(a)     Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

35.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

36.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(a)

Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

37.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

38.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

39.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Copy of Sub-advisory Agreement between Dean Investment Associates, LLC and Newton Capital Management Ltd. with regard to Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(c)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

40.

(a)   Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

41.

(a)     Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

42.

(a)     Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

43.	(a) Copy of Registrant’s Management Agreement with Mirzam Asset Management, LLC with regard to the Mirzam Enhanced Equity Fund – To be filed.

(b)	Form of Side Letter Agreement with Mirzam Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Mirzam Enhanced Equity Fund – To be filed.

(c)	Copy of Sub-Advisory Agreement between Mirzam Asset Management, LLC and Bastiat Capital, LLC with regard to Mirzam Enhanced Equity Fund – To be filed.

(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(6)

Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

(a)           Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(3)

Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)

(1)           Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)

Global Security Risk Screen and Certification Agreement by and between The Roosevelt Investment Group, Inc., as adviser to the Roosevelt Anti-Terror Multi-Cap Fund, and Conflict Securities Advisory Group, dated as of March 28, 2006, relating to global security risk screening for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(i)	Legal Opinion and Consent – To be filed.

(j)	Other Opinions – Consent of Independent Accountants – To be filed.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)           Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(2)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(7)

Copy of Rule 12b-1 Distribution Plan for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund– Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(10)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated June 13, 2006 and incorporated herein by reference.

(11)

Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(12)

Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A dated December 7, 2005 and incorporated herein by reference.

(13)	Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated June 30, 2006 and incorporated herein by reference.

(14)

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(15)

Copy of Rule 12b-1 Distribution Plan with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(16)

Copy of Rule 12b-1 Distribution Plan with respect to the Leeb Focus Fund Retail Class shares – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(17)	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(18)

Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(19)

Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(20)

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(21)

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(22)	Copy of Rule 12b-1 Distribution Plan with respect to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(23)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(24)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(25)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(26)	Copy of Rule 12b-1 Distribution Plan with respect to the Mirzam Enhanced Equity Fund – To be filed.

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(4)	Copy of Rule 18f-3 Plan for the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(5)	Copy of Rule 18f-3 Plan for the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(6)	Copy of Rule 18f-3 Plan for the Dreman Contrarian Small Cap Value Fund – To be filed.

(o)	Reserved.

(p)	(1) Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC with respect to the Dreman Funds – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(6)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(17)

Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(18)

Proxy Voting Policy and Procedures adopted by Tributary Capital Management, LLC as advisor to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 28, 2006, and incorporated herein by reference.

(19)

Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(20)

Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(21)

Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(22)

Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC as advisor to Sound Mind Investing Funds – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2006 and incorporated herein by reference.

(23)

Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(24)

Proxy Voting Policy and Procedures adopted by Newton Capital Management Ltd. as sub-advisor to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(25)

ISS Proxy Voting Guidelines used with respect to Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

(26)	Proxy Voting Policy and Procedures adopted by Bastiat Capital, LLC as sub-advisor to the Mirzam Enhanced Equity Fund – to be filed.

Item 24.	Persons Controlled by or Under Common Control with Registrant

The sole shareholder of each of the FCI Bond Fund and FCI Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc. Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

David Dreman, portfolio manager to the Dreman Funds, directly or indirectly controls more than 75% of Dreman Value Management, the investment adviser to the Dreman Funds. David Dreman also owns more than 25% of each of the Dreman Contrarian Large Cap Value Fund and Dreman Contrarian Mid Cap Fund. As such, Dreman Value Management may be deemed to be under common control with each of the Dreman Contrarian Large Cap Value Fund and Dreman Contrarian Mid Cap Fund.

Becker Capital Management may be deemed to be under common control with the Becker Small Cap Value Equity Fund because the employees of Becker own more than 25% of the Becker Small Cap Value Equity Fund, through the Becker Capital Management, Inc. Pension Plan, and 100% of Becker Capital Management.

Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

William J. Breen, portfolio manager to The Symphony Wealth Management Ovation Fund, directly controls more than 50% of Breen Financial Corporation, the sub-adviser to The Symphony Wealth Management Ovation Fund also owns more than 25% of the Fund. As such, Breen Financial Corporation may be deemed to be under common control with The Symphony Wealth Management Ovation Fund.

Item 25.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 26.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

3.

Breen Financial Corporation (“Breen”) serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

4.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

5.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

6.

Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

7.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund and Dreman Quantitative Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

8.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

9.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

10.

GERONIMO Financial Asset Management (“GERONIMO”) serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

12.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

13.

Leeb Capital Management, Inc. (“Leeb”), serves as investment advisor to the Leeb Focus Fund. Steven L. Leeb is the President and Donna A. Leeb and Steven Fishman are executive officers. Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

14.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

15.

Newton Capital Management, Ltd. (“Newton”), serves as investment sub-advisor to the Dean International Fund. Helena Morrissey serves at a Director and Chief Executive Officer of Newton, and each of Jeff Munroe, Kate Turner, Jeremy Bassil, Mark W. Scott, Andrew Downs and Steven B. Tutt are executive officers. Further information about Newton can be obtained from its Form ADV Part I available on the IAPD.

16.

NS Investment Partners, LLC (“NSIP”), serves as investment advisor to the NS Small Cap Growth Fund. Peter Niedland and Mark Schlegel serve as managers of NSIP. Further information about NSIP can be obtained from its Form ADV Part I available on the IAPD.

17.

Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable and William A. Pekin all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

18.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

19.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

20.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund, each a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

21.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about can be obtained from the Form ADV Part I available on the IAPD.

22.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook and Lester T. Rich are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

23.

Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Alpha Value Institutional Fund and Symons Alpha Growth Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher C. Hoel, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

24.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Anti-Terror Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

25.

The Symphony Wealth Management (“Symphony”) serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

26.

Tributary Capital Management, LLC (“Tributary”) serves as investment advisor to Tributary Income Fund. Mr. David C. Johnson is the Senior Portfolio Manager of Tributary. Further information about Tributary can be obtained from its Form ADV Part I available on the IAPD.

27.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

28.

Mirzam Asset Management, LLC (“Mirzam”) serves as investment advisor to Mirzam Enhanced Equity Fund. Mr. Clifford R. Morris is a managing member of Mirzam. Further information about Mirzam will be available from its Form ADV Part I available on the IAPD.

29.

Bastiat Capital, LLC (“Bastiat”) serves as sub-advisor to Mirzam Enhanced Equity Fund. Albert J. Meyer and William L. Culbertson, III, portfolio managers of the Mirzam Enhanced Equity Fund, each is a managing member of Bastiat. Further information about Bastiat can be obtained from its Form ADV Part I available on the IAPD.

Item 27.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Builders Fixed Income Fund, Inc., Dividend Growth Trust, Sparrow Funds, TrendStar Investment Trust, and The Penn Street Fund, Inc.

(b) The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Daniel B. Benhase 41 S. High St. Columbus, OH 43215	Director	None
Melissa K. Gallagher*	President	None
Stephen D. Highsmith, Jr.*	Senior Vice President, Secretary, Treasurer and Interim Chief Compliance Officer	None
D. Eric McKenzie*	Assistant Vice President	None
Karyn E. Cunningham*	Controller	None

* The principal business address of each officer of Unified Financial is 431 N. Pennsylvania Street, Indianapolis, IN 46204

(c)	Not applicable.

Item 28.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation

970 Clearwater Court

Indianapolis, IN 46256

Bastiat Capital, LLC

Granite Parkway, Suite 200

Plano, TX, 75024

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

Chinook Capital Management

4380 SW Macadam Ave

Suite 250

Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dreman Value Management, LLC

520 East Cooper Avenue

Suite 230-4

Aspen, CO 81611

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GERONIMO Financial Asset Management, LLC

700 17th Street, 24th Floor

Denver, Colorado 80202

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leeb Capital Management, Inc.

500 Fifth Avenue, 57th Floor

New York, NY 10110

Marco Investment Management, LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL, 33469

NS Investment Partners, LLP

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

Symons Capital Management, Inc.

250 Mt. Lebanon Blvd., Suite 301

Pittsburgh, Pennsylvania 15234

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, California  93711

Dean Investment Associates, LLC

2480 Kettering Tower

Dayton, Ohio 45423

Newton Capital Management Ltd.

Mellon Financial Centre

160 Queen Victoria Street, London

EC4V 4LA, United Kingdom

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 29.	Management Services

None.

Item 30.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on May 8, 2007.

UNIFIED SERIES TRUST

By: /s/	Anthony J. Ghoston	_____
Anthony J. Ghoston, President

Attest:

By: /s/	J. Michael Landis_______
J. Michael Landis, Interim Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated, which, for the trustee, represents the consent of the majority of the trustees of the Registrant.

Signature	Title	Date
/s/ Anthony J. Ghoston___ Anthony J. Ghoston	President	May 8, 2007
/s/ Michael Landis______ Michael Landis	Interim Treasurer and Chief Financial Officer	May 8, 2007
/s/ Anthony J. Ghoston * Daniel Condon	Trustee	May 8, 2007
/s/ Anthony J. Ghoston__* Gary E. Hippenstiel	Trustee	May 8, 2007
/s/ Anthony J. Ghoston * Stephen Little	Trustee	May 8, 2007
/s/ Anthony J. Ghoston * Ronald Tritschler	Trustee	May 8, 2007
_________________ Timothy J. Ashburn	Trustee

* Anthony J. Ghoston

Anthony J. Ghoston, Attorney in Fact

Signed pursuant to a Power of Attorney dated November 13, 2006 filed with Registrant’s registration statement on Form N-1A dated November 27, 2006 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99.a	Amendment No. 4 to Registrant’s Agreement and Declaration of Trust